Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 13 – Related Party Transactions

Digital Connect Solutions, Inc.

In accordance with a Commissions Agreement, Digital Connect Solutions, Inc. (“DCS”), an entity controlled by Scott Frohman, a director, received a 25% commission on the gross profits generated by the Company from traffic generated by DCS. The commissions were paid on all cost per acquisition leads (“CPAs”) and all non-CPAs generated by the Company from DCS’s direct selling efforts. The Company paid DCS $29,691 in 2013 and $3,622 in 2014. The Commission Agreement was terminated in January 2014.